Cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2011
Cash and cash equivalents and short-term investments
3.	Cash and cash equivalents and short-term investments

The Company’s cash and cash equivalents consist of the following:

	As of	As of
	December 31,	December 31,
	2011	2010
	$	$

Cash on deposit at banks	595,982	265,168
Guaranteed investment certificates	-	287,500
Money market funds	15,573,497	28,166,147

	16,169,479	28,718,815

The Company’s short term investments consist of the following:

	As of	As of
	December 31,	December 31,
	2011	2010
	$	$

Guaranteed investment certificates	4,925,267	5,122,289
Certificates of deposit	2,002,256	-

	6,927,523	5,122,289

Cash and cash equivalents and short term investments bear interest at annual rates ranging from 0.30% to 1.35% and mature at various dates up to October 12, 2012. The instruments with initial maturity over ninety days have been classified as short-term investments.